Leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Accumulated amortization	$ 6
Right-of-use assets in exchange for finance lease liabilities	1,230
Right-of-use assets in exchange for operating lease liabilities	$ 427